SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Activity
The following table presents a rollforward of Contingent Shares for the years ended December 31, 2025 and 2024:

Balance at January 1, 2024	1,710,368	Intrinsic value (£)
Granted	263,840
Cancelled	-
Reversed	-
Redeemed	-
Balance at December 31, 2024	1,974,208	10,739,690
Granted	50,220
Cancelled	(568,371)
Reversed	(70,665)
Redeemed	-
Balance at December 31, 2025	1,385,392	97,725,527

Share-Based Payment Arrangement, Option, Activity
A summary of the activity with respect to, and status of, share options during the years ended December 31, 2025 and 2024 is presented below:

	Outstanding Options	Weighted Average Exercise Price per Share (£)	Weighted Average Remaining Contractual Term	Weighted Average Remaining Vesting Term	Aggregate Intrinsic Value (£)
Outstanding December 31, 2024	190,786	12.64	4.18	1.16	1,739,968
Granted	50,000	7.68
Outstanding December 31, 2025	240,786	7.68	7.85	0.68	15,135,808

Exercisable at December 31, 2025	193,559	7.68	7.85	—	12,167,119
Unvested at December 31, 2025	240,786	7.68	7.85	0.68	15,135,808
A summary of the activity with respect to, and status of, share options during the year ended December 31, 2025 is presented below:

	Outstanding Options	Weighted Average Exercise Price per Share (£)	Weighted Average Remaining Contractual Term	Weighted Average Remaining Vesting Term	Aggregate Intrinsic Value (£)
Outstanding December 31, 2024	863,784	4.85	-	-	14,606,587
Expired	(863,784)
Granted	863,784	3.66
Outstanding December 31, 2025	863,784	3.66	4.51	-	57,769,874

Exercisable at December 31, 2025	863,784	3.66	4.51	-	57,769,874
Unvested at December 31, 2025	—	-		-	-

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The following weighted-average assumptions were used for grants issued during 2025 and 2024 under the ASC 718 requirements, there were no options granted in 2024:

	2025	2024
Share price	£5.46	£—
Weighted average risk-free rate	3.95%	—%
Weighted average volatility	50.0%	—%
Remaining term	6.25	0.00

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation expense recognized during the year ended December 31, 2025 related to the PIG Awards by valuation milestone was as follows:

Valuation Milestone (Millions)	2025
$500	£18,789,869
$1,000	£13,810,412
$2,000	£2,537,629
$5,000	£716,121
$10,000	£5,056
$1,000,000	£-
Total	£35,859,087
For the years ended December 31, 2025 and 2024, the Company recorded the following share-based compensation expense relating to performance incentive grants, share options and contingent shares:

	Year ended December 31,
	£2025	2024
ShareBack program	1,037,552	5,593,851
Employee Share Option Plan	390,043	130,153
Sales and marketing	-	118,536
Director options	17,420,942	-
Performance incentive grants	35,859,087	-
Total share-based compensation expense	54,707,624	5,842,540